SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Class A ordinary shares subject to possible redemption (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Class A ordinary shares subject to possible redemption, December 31, 2021	$ 145,869,645	$ 143,750,000
Class A ordinary shares subject to possible redemption, December 31, 2022	147,448,003	145,869,645	$ 143,750,000
Class A ordinary shares subject to possible redemption
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Gross proceeds from IPO			143,750,000
Offering costs allocated to Class A common stock subject to possible redemption			(7,193,811)
Private placement warrants proceeds in excess of fair value			(2,921,750)
Class A ordinary shares subject to possible redemption, December 31, 2021	145,869,645	143,750,000
Remeasurement of carrying value to redemption value	1,578,358	2,119,645	10,115,561
Class A ordinary shares subject to possible redemption, December 31, 2022	$ 147,448,003	$ 145,869,645	$ 143,750,000